Supplementary Data - Reserves of Oil and Gas (unaudited)	12 Months Ended
Dec. 31, 2012
Notes
Supplementary Data - Reserves of Oil and Gas (unaudited)

NOTE 12: SUPPLEMENTARY DATA – RESERVES OF OIL AND GAS (UNAUDITED)

The following schedules set out available information about the Company’s oil and gas activities at December 31, 2012.

Reserves of Oil and Gas - Royalty Interests

The current quantities of reserves of oil and gas relating to royalty interests are presented based on information obtained from estimated reserves as reported by the Queensland, Australia Government and the operator of the Victoria, Australia petroleum lease. Reserve data for Victoria lease was derived from reserve data reported by the operator at October 1, 2009, adjusted for actual production in 2010 and 2011. Reserve data is revised annually and published by the Queensland government on their website. No reserve information is presented relating to the Company’s Working Interests because the necessary information is not available or the Company’s interests are not large enough to economically and reasonably obtained this information.

	Gas (mcf)	Oil (bbls)
Reserves, Beginning of Year	116,979	17,012

Revisions to Previous Estimates	(52,384)	(9,312)
Improved Recovery	-	-
Acquisition of Probable Reserves	-	143,000
Extensions and Discoveries	-	-
Current year production	(8,204)	(77)

Reserves, End of Year	56,391	150,623

Results of Operations for Producing Activities

For the Year Ended December 31, 2012

	Australia	U.S.	TOTAL

Sales of oil and gas	$89,332	$1,021	$90,353
Production costs (including taxes)	(11,028)	-	(11,028)
Depletion	(18,344)	-	(18,344)
Results of operations from producing activities (excluding corporate overhead)	$59,960	$1,021	$60,981

Capitalized Costs Relating to Oil and Gas Producing Activities

At December 31, 2012

	Australia	U.S.	TOTAL
Unproved properties (not being amortized)	$9,666,013	$1,878	$9,667,891
Proved properties (being amortized)	554,027	2,500	556,527
Total Capitalized Costs	10,220,040	4,378	10,224,418

Accumulated depletion	(232,643)	(2,444)	(235,087)

Net Capitalized Costs	$9,987,397	$1,934	$9,989,331

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development

                                                                        For the Year Ended December 31, 2012

	Australia	U.S.
Property acquisition costs:
Probable reserves	$4,692,000	$ –
Unproved	1,743,202	–
Facilities	1,317,000	–
Exploration costs	1,293,746	–
Development costs	–	–

Total	$9,045,948	$ –